UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30

Date of Reporting Period

Item 1. Schedule of Investments

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2013

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Fixed Income — 59.5%*:

Bank Loans — 50.4%*§:

Broadcasting and Entertainment — 4.9%*:
Nexstar Broadcasting, Inc.	3.75%	9/30/2020	261,520	$261,520	$262,125
Nexstar Broadcasting, Inc.	4.00%	9/30/2020	52,304	52,304	52,385
Tyrol Acquisitions 2 SAS+	3.25%	1/29/2016	1,250,000	1,629,675	1,634,548
Univision Communications, Inc.	4.00%	3/1/2020	498,750	497,503	492,516

Total Broadcasting and Entertainment			2,062,574	2,441,002	2,441,574

Buildings and Real Estate — 3.3%*:
Monier Group Gmbh+	1.25%	4/16/2015	500,000	659,163	665,264
Quikrete Holdings, Inc.	4.00%	9/10/2020	1,000,000	995,010	999,110

Total Buildings and Real Estate			1,500,000	1,654,173	1,664,374

Chemicals, Plastics and Rubber — 2.0%*:
Flint Group SA+	6.50%	12/30/2016	1,000,000	992,500	980,000

Containers, Packaging and Glass — 1.6%*:
Chesapeake Corp.+	6.00%	9/30/2020	500,000	796,134	806,666

Diversified/Conglomerate Manufacturing — 2.7%*:
Allegion US Holding, Inc.	3.00%	9/30/2020	704,190	702,429	704,774
Information Resources, Inc.	4.75%	9/30/2020	159,437	158,640	159,437
Rexnord LLC	4.00%	8/20/2020	500,000	498,125	493,750

Total Diversified/Conglomerate Manufacturing			1,363,627	1,359,194	1,357,961

Diversified/Conglomerate Service — 3.0%*:
Infor (US), Inc.	3.75%	6/3/2020	997,512	995,018	987,118
Sabre, Inc.	4.50%	2/19/2019	500,000	500,000	496,875

Total Diversified/Conglomerate Service			1,497,512	1,495,018	1,483,993

Electronics — 1.9%*:
Belden, Inc.	3.25%	9/30/2020	256,515	255,874	256,515
Dell, Inc.+	4.00%	3/25/2020	500,000	669,661	676,040

Total Electronics			756,515	925,535	932,555

Farming and Agriculture — 0.8%*:
Dole Food Co., Inc.	4.50%	4/1/2020	399,632	399,632	399,061

Finance — 3.5%*:
Confie Seguros Holdings II	6.00%	10/20/2018	456,866	454,582	456,487
Confie Seguros Holdings II	10.25%	5/8/2019	297,015	297,015	297,386
First Data Corp.	4.25%	3/24/2018	500,000	496,875	494,625
Nuveen Investments, Inc.	4.25%	5/13/2017	500,000	495,000	493,595

Total Finance			1,753,881	1,743,472	1,742,093

Healthcare, Education and Childcare — 5.2%*:
Aenova Holding GmbH+	5.25%	9/27/2019	500,000	663,540	674,734
PRA Holdings, Inc.	5.00%	9/21/2020	866,194	857,532	859,698
TriZetto Group, Inc. (The)	4.75%	5/2/2018	423,160	394,899	391,846
Vitalia Holdco Sarl+	5.25%	7/27/2018	500,000	666,096	665,799

Total Healthcare, Education and Childcare			2,289,354	2,582,067	2,592,077

Hotels, Motels, Inns and Gaming — 3.6%*:
Gala Group Ltd.+	5.25%	5/25/2018	500,000	800,200	811,312
Hilton Worldwide Finance LLC	4.00%	9/16/2020	1,000,000	995,000	998,180

Total Hotels, Motels, Inns and Gaming			1,500,000	1,795,200	1,809,492

Insurance — 3.0%*:
Asurion LLC	4.50%	5/24/2019	498,744	496,250	493,677
Hub International Ltd.	4.75%	9/17/2020	1,000,000	995,000	1,000,000

Total Insurance			1,498,744	1,491,250	1,493,677

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2013

	Effective Interest Rate ‡		Due Date	Principal	Cost	Fair Value
Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.0%*:
Gardner Denver, Inc.	4.25%		7/30/2020	500,000	$500,000	$494,660
Silver II US Holdings LLC	4.00%		12/13/2019	498,744	498,744	493,756

Total Machinery Non-Agriculture, Non- Construction, Non-Electronic				998,744	998,744	988,416

Mining, Steel, Iron and Non-Precious Metals — 1.9%*:
Peabody Energy Corp.	4.25%		9/30/2020	972,146	962,428	961,005

Oil and Gas — 0.9%*:
Fieldwood Energy LLC	3.88%		10/1/2018	478,169	475,778	477,174

Personal and Non-Durable Consumer Products Mfg. Only — 3.0%*:
Jarden Corp.	3.00%		9/30/2020	524,095	521,481	523,184
Pacific Industrial Services+	5.00%		9/20/2018	1,000,000	995,000	1,001,670

Total Personal and Non-Durable Consumer Products Mfg. Only				1,524,095	1,516,481	1,524,854

Personal, Food and Miscellaneous — 2.3%*:
Cucina Acquisition (UK)+	2.50%		9/12/2014	750,000	1,126,984	1,144,361

Retail Stores — 3.2%*:
Alliance Boots Holdings Ltd.+	3.75%		7/10/2017	1,000,000	1,593,642	1,607,601

Telecommunications — 1.6%*:
CDS Holdco III B.V.+	5.00%		8/31/2020	500,000	672,073	679,807
Syniverse Holdings, Inc.	4.00%		4/23/2019	111,459	111,459	111,088

Total Telecommunications				611,459	783,532	790,895

Total Bank Loans				22,456,452	25,132,766	25,197,829

Corporate Bonds — 9.1%*:

Beverage, Food and Tobacco — 0.3%*:
Findus Bondco SA+	9.13%		7/1/2018	100,000	142,122	143,064

Broadcasting and Entertainment — 0.3%*:
CET 21 Spol Sro+	9.00%		11/1/2017	100,000	143,137	144,755

Finance — 3.6%*:
Equiniti Newco 2 PLC+	6.27	% #	12/15/2018	750,000	1,215,614	1,221,764
Travelex Financing PLC+	6.51	% #	8/1/2018	250,000	393,573	399,707
Travelex Financing PLC+	8.00%		8/1/2018	100,000	158,167	161,890

Total Finance				1,100,000	1,767,354	1,783,361

Healthcare, Education and Childcare — 0.3%*:
Care UK Health & Social Care PLC+	9.75%		8/1/2017	100,000	165,654	167,556

Insurance — 1.6%*:
Towergate Finance PLC+	6.01	% #	2/15/2018	500,000	796,762	801,518

Leisure, Amusement, Entertainment — 1.3%*:
Vougeot Bidco PLC+	5.47	% #	7/15/2020	250,000	338,991	342,440
Vougeot Bidco PLC+	7.88%		7/15/2020	200,000	336,257	336,764

Total Leisure, Amusement, Entertainment				450,000	675,248	679,204

Personal, Food and Miscellaneous — 0.3%*:
TeamSystem Holding SpA+	7.38%		5/15/2020	100,000	132,379	133,269

Retail Stores — 1.1%*:
Brighthouse Group PLC+	7.88%		5/15/2018	150,000	245,507	247,995
New Look Bondco I PLC+	8.75%		5/14/2018	200,000	325,528	328,637

Total Retail Stores				350,000	571,035	576,632

Telecommunications — 0.3%*:
Manutencoop Facility Management SpA+	8.50%		8/1/2020	100,000	131,935	132,580

Total Corporate Bonds				2,900,000	4,525,626	4,561,939

Total Fixed Income				25,356,452	29,658,392	29,759,768

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2013

Other assets and liabilities – 40.5%	20,236,064

Net Assets – 100.0%	$49,995,832

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

US United States	53.8%
UK United Kingdom	25.4%
FR France	8.8%
DE Germany	7.8%
NL Netherlands	2.3%
Other (Individually less than 1%)	1.9%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2013. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2013.

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

Expiration Date	Counterparty	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
10/11/13	State Street Bank & Trust Co.	EUR	676,840	915,684	915,154	$(530)
10/11/13	State Street Bank & Trust Co.	GBP	1,793,797	2,903,774	2,884,114	(19,660)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(20,190)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2013

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Fixed Income — 79.4%*:

Bank Loans — 38.5%*§:

Broadcasting and Entertainment — 3.9%*:
Nexstar Broadcasting, Inc.	3.75%	9/30/2020	130,760	$130,760	$131,062
Nexstar Broadcasting, Inc.	4.00%	9/30/2020	26,152	26,152	26,193
Tyrol Acquisitions 2 SAS+	3.25%	1/29/2016	1,000,000	1,303,740	1,307,638
Univision Communications, Inc.	4.00%	3/1/2020	498,750	497,507	492,516

Total Broadcasting and Entertainment			1,655,662	1,958,159	1,957,409

Buildings and Real Estate — 2.4%*:
Monier Group Gmbh+	1.25%	4/16/2015	500,000	659,163	665,264
Quikrete Holdings, Inc.	4.00%	9/10/2020	525,478	522,851	525,010

Total Buildings and Real Estate			1,025,478	1,182,014	1,190,274

Chemicals, Plastics and Rubber — 2.0%*:
Flint Group SA+	6.50%	12/30/2016	1,000,000	992,500	980,000

Containers, Packaging and Glass — 1.6%*:
Chesapeake Corp.+	6.00%	9/30/2020	500,000	796,133	806,666

Diversified/Conglomerate Manufacturing — 1.8%*:
Allegion US Holding, Inc.	3.00%	9/30/2020	352,095	351,215	352,387
Information Resources, Inc.	4.75%	9/30/2020	79,718	79,320	79,718
Rexnord LLC	4.00%	8/20/2020	500,000	498,125	493,750

Total Diversified/Conglomerate Manufacturing			931,813	928,660	925,855

Diversified/Conglomerate Service — 2.0%*:
Infor (US), Inc.	3.75%	6/3/2020	498,756	497,509	493,559
Sabre, Inc.	4.50%	2/19/2019	500,000	500,000	496,875

Total Diversified/Conglomerate Service			998,756	997,509	990,434

Electronics — 1.6%*:
Belden, Inc.	3.25%	9/30/2020	128,257	127,937	128,257
Dell, Inc.+	4.00%	3/25/2020	500,001	669,661	676,040

Total Electronics			628,258	797,598	804,297

Farming and Agriculture — 0.8%*:
Dole Food Co., Inc.	4.50%	4/1/2020	399,632	399,632	399,061

Finance — 2.7%*:
Confie Seguros Holdings II	6.50%	10/20/2018	228,433	227,291	228,244
Confie Seguros Holdings II	10.25%	5/8/2019	148,508	148,508	148,693
First Data Corp.	4.25%	3/24/2018	500,000	496,890	494,625
Nuveen Investments, Inc.	4.25%	5/13/2017	500,000	495,030	493,595

Total Finance			1,376,941	1,367,719	1,365,157

Healthcare, Education and Childcare — 3.0%*:
Aenova Holding GmbH+	5.25%	9/27/2019	500,000	663,541	674,734
PRA Holdings, Inc.	5.00%	9/21/2020	433,097	428,766	429,849
TriZetto Group, Inc. (The)	4.75%	5/2/2018	423,160	394,899	391,846

Total Healthcare, Education and Childcare			1,356,257	1,487,206	1,496,429

Hotels, Motels, Inns and Gaming — 2.0%*:
Hilton Worldwide Finance LLC	4.00%	9/16/2020	1,000,000	995,000	998,180

Insurance — 2.1%*:
Asurion LLC	4.50%	5/24/2019	498,743	496,250	493,676
Hub International Ltd.	4.75%	9/17/2020	575,159	572,283	575,159

Total Insurance			1,073,902	1,068,533	1,068,835

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.0%*:
Gardner Denver, Inc.	4.25%	7/30/2020	500,000	500,000	494,660

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2013

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Machinery Non-Agriculture, Non-Construction, Non-Electronic (continued):
Silver II US Holdings LLC	4.00%	12/13/2019	498,744	$498,744	$493,756

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			998,744	998,744	988,416

Mining, Steel, Iron and Non-Precious Metals — 1.0%*:
Peabody Energy Corp.	4.25%	9/30/2020	486,073	481,214	480,503

Oil and Gas — 1.1%*:
Fieldwood Energy LLC	3.88%	10/1/2018	239,084	237,889	238,587
Fieldwood Energy LLC	8.38%	10/1/2020	324,231	314,504	322,915

Total Oil and Gas			563,315	552,393	561,502

Personal and Non-Durable Consumer Products Mfg. Only — 1.5%*:
Jarden Corp.	3.00%	9/30/2020	262,048	260,737	261,592
Pacific Industrial Services+	5.00%	9/20/2018	500,000	497,500	500,835

Total Personal and Non-Durable Consumer Products Mfg. Only			762,048	758,237	762,427

Personal, Food and Miscellaneous — 2.3%*:
Cucina Acquisition (UK)+	2.50%	9/12/2014	750,000	1,126,984	1,144,361

Retail Stores — 3.2%*:
Alliance Boots Holdings Ltd.+	3.75%	7/10/2017	1,000,000	1,593,642	1,607,601

Telecommunications — 1.5%*:
CDS Holdco III B.V.+	5.00%	8/31/2020	500,000	672,073	679,807
Syniverse Holdings, Inc.	4.00%	4/23/2019	55,729	55,729	55,544

Total Telecommunications			555,729	727,802	735,351

Total Bank Loans			17,062,608	19,209,679	19,262,758

Corporate Bonds — 40.9%*:

Aerospace and Defense — 2.2%*:
Aguila 3 SA+	7.88%	1/31/2018	250,000	289,198	288,881
DAE Aviation Holdings, Inc.^	11.25%	8/1/2015	750,000	754,681	750,000
GenCorp, Inc.^	7.13%	3/15/2021	60,000	62,989	62,850

Total Aerospace and Defense			1,060,000	1,106,868	1,101,731

Automobile — 2.0%*:
Cooper-Standard Holding, Inc. PIK^	7.38%	4/1/2018	500,000	504,969	502,500
JB Poindexter & Co., Inc.^	9.00%	4/1/2022	500,000	528,704	525,000

Total Automobile			1,000,000	1,033,673	1,027,500

Beverage, Food and Tobacco — 0.4%*:
Findus Bondco SA+	9.13%	7/1/2018	150,000	213,183	214,596

Broadcasting and Entertainment — 4.3%*:
Arqiva Broadcast Finance PLC+	9.50%	3/31/2020	350,000	596,963	606,278
CET 21 Spol Sro+	9.00%	11/1/2017	200,000	286,275	289,510
Nexstar Broadcasting, Inc.^	6.88%	11/15/2020	750,000	751,875	763,125
RCN Telecom Services LLC/RCN Capital Corp.^	8.50%	8/15/2020	500,000	497,508	487,500

Total Broadcasting and Entertainment			1,800,000	2,132,621	2,146,413

Buildings and Real Estate — 1.9%*:
MPT Operating Partnership LP/MPT
Finance Corp.+†	5.75%	10/1/2020	300,000	404,550	412,552
William Lyon Homes, Inc.	8.50%	11/15/2020	500,000	532,423	527,500

Total Buildings and Real Estate			800,000	936,973	940,052

Chemicals, Plastics and Rubber — 1.8%*:
Ciech Group Financing AB+	9.50%	11/30/2019	200,000	298,555	295,598
Pinnacle Operating Corp.^	9.00%	11/15/2020	600,000	619,478	614,250

Total Chemicals, Plastics and Rubber			800,000	918,033	909,848

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2013

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Containers, Packaging and Glass — 3.0%*:
Mustang Merger Corp.^	8.50%	8/15/2021	750,000	$745,326	$742,500
Plastipak Holdings, Inc.^†	6.50%	10/1/2021	750,000	750,000	757,500

Total Containers, Packaging and Glass			1,500,000	1,495,326	1,500,000

Diversified/Conglomerate Service — 1.2%*:
ADT Corp. (The)^†	6.25%	10/15/2021	500,000	500,000	507,500
Safway Group Holding LLC/Safway Finance Corp.	7.00%	5/15/2018	95,000	95,944	96,425

Total Diversified/Conglomerate Service			595,000	595,944	603,925

Farming and Agriculture — 1.1%*:
Chiquita Brands International, Inc./Chiquita Brands LLC^	7.88%	2/1/2021	500,000	534,878	531,250

Finance — 3.0%*:
Hockey Merger Sub 2, Inc.^†	7.88%	10/1/2021	750,000	750,000	750,937
TMF Group Holding BV+	9.88%	12/1/2019	300,000	424,757	427,788
Travelex Financing PLC+	8.00%	8/1/2018	200,000	316,668	323,780

Total Finance			1,250,000	1,491,425	1,502,505

Healthcare, Education and Childcare — 2.3%*:
Care UK Health & Social Care PLC+	9.75%	8/1/2017	200,000	331,308	335,113
Elli Finance UK PLC+	8.75%	6/15/2019	100,000	176,530	175,408
Priory Group No. 3 PLC+	8.88%	2/15/2019	400,000	632,876	645,941

Total Healthcare, Education and Childcare			700,000	1,140,714	1,156,462

Hotels, Motels, Inns and Gaming — 1.0%*:
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.^†	5.63%	10/15/2021	500,000	500,000	501,250

Insurance — 1.2%*:
Towergate Finance PLC+	8.50%	2/15/2018	350,000	592,322	596,787

Leisure, Amusement, Entertainment — 1.0%*:
Vougeot Bidco PLC+	7.88%	7/15/2020	300,000	504,385	505,146

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.8%*:
KraussMaffei Group GmbH+	8.75%	12/15/2020	100,000	146,212	145,770
Titan International, Inc.^†	6.88%	10/1/2020	232,000	232,000	233,740
Xerium Technologies, Inc.	8.88%	6/15/2018	500,000	514,291	512,500

Total Machinery Non-Agriculture, Non- Construction, Non-Electronic			832,000	892,503	892,010

Mining, Steel, Iron and Non-Precious Metals — 0.7%*:
ALBA Group PLC & Co. KG+	8.00%	5/15/2018	250,000	334,000	334,019

Oil and Gas — 5.3%*:
Hercules Offshore, Inc.^†	7.50%	10/1/2021	750,000	750,000	750,000
Magnum Hunter Resources Corp.^	9.75%	5/15/2020	500,000	521,178	517,500
Midstates Petroleum Co., Inc./ Midstates Petroleum Co. LLC^	9.25%	6/1/2021	500,000	497,508	493,750
Ocean Rig UDW, Inc.+^	9.50%	4/27/2016	500,000	530,914	530,000
Offshore Group Investment Ltd.	7.50%	11/1/2019	58,000	60,455	61,045
Shelf Drilling Holdings Ltd.^	8.63%	11/1/2018	285,000	302,866	302,812

Total Oil and Gas			2,593,000	2,662,921	2,655,107

Personal, Food and Miscellaneous — 1.5%*:
Cerved Group SpA+	8.00%	1/15/2021	300,000	406,793	416,002
TeamSystem Holding SpA+	7.38%	5/15/2020	250,000	330,946	333,173

Total Personal, Food and Miscellaneous			550,000	737,739	749,175

Retail Stores — 3.0%*:
Brighthouse Group PLC+	7.88%	5/15/2018	300,000	491,013	495,991
New Look Bondco I PLC+	8.75%	5/14/2018	450,000	733,724	739,433

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2013

	Effective Interest Rate ‡	Due Date	Principal	Cost	Fair Value
Retail Stores (continued):
Takko Luxembourg 2 S.C.A.+	9.88%	4/15/2019	200,000	$255,891	$263,806

Total Retail Stores			950,000	1,480,628	1,499,230

Telecommunications — 2.2%*:
Manutencoop Facility Management SpA+	8.50%	8/1/2020	200,000	263,428	265,159
Telenet Finance V Luxembourg SCA+	6.75%	8/15/2024	200,000	276,813	275,982
UPC Holding BV+	6.75%	3/15/2023	200,000	212,979	218,959
Wind Acquisition Finance SA^	11.75%	7/15/2017	300,000	318,614	318,750

Total Telecommunications			900,000	1,071,834	1,078,850

Total Corporate Bonds			17,380,000	20,375,970	20,445,856

Total Fixed Income			34,442,608	39,585,649	39,708,614

Other assets and liabilities – 20.6%					10,306,713

Net Assets – 100.0%					$50,015,327

PIK	Payment-in-kind
‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

US United States	59.0%
UK United Kingdom	18.1%
DE Germany	7.0%
FR France	4.6%
NL Netherlands	3.3%
IT Italy	2.6%
LU Luxembourg	1.9%
MH Marshall Islands	1.3%
Other (Individually less than 1%)	2.2%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2013. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
†	When-issued security.

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

Expiration Date	Counterparty	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
10/11/13	State Street Bank & Trust Co.	CHF	464,369	513,521	510,911	$(2,610)
10/11/13	State Street Bank & Trust Co.	EUR	2,477,643	3,351,955	3,349,375	(2,580)
10/11/13	State Street Bank & Trust Co.	GBP	2,690,197	4,354,854	4,320,390	(34,464)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(39,654)

Currency Legend

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2013 for Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund (each a “Fund” and collectively the “Funds”) was as follows:

Babson Global Floating Rate Fund

Cost of investments	$29,658,392
Gross unrealized appreciation	156,534
Gross unrealized depreciation	(55,158)

Net unrealized appreciation	$101,376

Babson Global Credit Income Opportunities Fund

Cost of investments	$39,585,649
Gross unrealized appreciation	226,498
Gross unrealized depreciation	(103,533)

Net unrealized appreciation	$122,965

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Funds’ investments:

Babson Global Floating Rate Fund

Description	Level 1	Level 2	Level 3	Total Investments
Assets:*
Fixed Income:
Bank Loans	$—	$25,197,829	$—	$25,197,829
Corporate Bonds	—	4,561,939	—	4,561,939

Total Fixed Income	—	29,759,768	—	29,759,768

Liabilities:*
Derivative Securities:
Foreign Exchange Contracts	—	(20,190)	—	(20,190)

Total Derivative Securities	—	(20,190)	—	(20,190)

Total Investments	$—	$29,739,578	$—	$29,739,578

Babson Global Credit Income Opportunities Fund

Description	Level 1	Level 2	Level 3	Total Investments
Assets:*
Fixed Income:
Bank Loans	$—	$19,262,758	$—	$19,262,758
Corporate Bonds	—	20,445,856	—	20,445,856

Total Fixed Income	—	39,708,614	—	39,708,614

Liabilities:*
Derivative Securities:
Foreign Exchange Contracts	—	(39,654)	—	(39,654)

Total Derivative Securities	—	(39,654)	—	(39,654)

Total Investments	$—	$39,668,960	$—	$39,668,960

*	There were no transfers between levels during the period ended September 30, 2013.

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty, but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on their open positions. The counterparty risk to the Funds is limited to the net unrealized gain, in any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

During the period from September 16, 2013, date of the Funds’ inception, through September 30, 2013, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2013. These derivatives are presented in the Funds’ Schedule of Investments.

Babson Global Floating Rate Fund

Liability Derivatives

	Statement of Assets and Liabilities Location	Foreign Exchange Contracts Risk
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign exchange contracts	$20,190

Total		$20,190

Number of Contracts, Notional Amounts or Shares/Units

	Foreign Exchange Contract Risk - Short	Total
Forward Contracts(1)	$(3,799,269)	$(3,799,269)

Babson Global Credit Income Opportunities Fund

Liability Derivatives

	Statement of Assets and Liabilities Location	Foreign Exchange Contracts Risk
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign exchange contracts	$39,654

Total		$39,654

Number of Contracts, Notional Amounts or Shares/Units

	Foreign Exchange Contract Risk - Short	Total
Forward Contracts(1)	$(8,180,676)	$(8,180,676)

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Babson Capital Funds Trust

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	11/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	11/22/2013

By:	/s/ Patrick Hoefling

Chief Financial Officer (Principal Financial Officer)

Date:	11/22/2013